Other Postretirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Retirement Benefits [Abstract]
Employer contributions to defined contribution plans	$ 134	$ 134	$ 129
Unfunded obligation of plan	$ 52	$ 50